Long - Term Debt - Credit Facilities 3 (Details) - USD ($) $ in Thousands	5 Months Ended	6 Months Ended		8 Months Ended		9 Months Ended	10 Months Ended	11 Months Ended
	May 24, 2019	Jun. 30, 2020	Jun. 30, 2019	Sep. 04, 2019	Sep. 10, 2018	Oct. 03, 2019	Oct. 31, 2017	Dec. 10, 2019	Dec. 31, 2019
Line of Credit Facility [Line Items]
Outstanding amount		$ 844,996
Proceeds From Lines of Credit		$ 47,000	$ 13,000
$54.8 Million Citi Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility issuance date		Oct. 26, 2017
Line of credit facility maximum borrowing capacity		$ 54,800
Outstanding amount		$ 4,677
Line of Credit Facility, Expiration Date		Oct. 31, 2020
Line of Credit Facility, Frequency of Payments		at least quarterly
Line of Credit Facility, Interest Rate Description		LIBOR plus a margin
Loan margin percentage		3.25%
Minimum cash balance requirement		$ 20,000
Proceeds From Lines of Credit							$ 54,800
$54.8 Million Citi Credit Facility [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Repayment of long term debt, first year		20,000
Repayment of long term debt, second year		$ 20,000
$65.0 Million Hayfin Secured Term Loan Facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility issuance date		Sep. 07, 2018
Line of credit facility maximum borrowing capacity		$ 65,000
Outstanding amount		$ 6,703
Line of Credit Facility, Expiration Date		Jul. 16, 2022
Line of Credit Facility, Frequency of Payments		each quarter end date
Line of Credit Facility, Interest Rate Description		LIBOR plus a margin
Loan margin percentage		5.50%
Unused Capacity, Commitment Fee Percentage		2.00%
$65.0 Million Hayfin Secured Term Loan Facility [Member] | Initial Tranche [Member]
Line of Credit Facility [Line Items]
Proceeds From Lines of Credit					$ 8,125
$59.0 Million Hellenic Bank Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility issuance date		May 23, 2019
Line of credit facility maximum borrowing capacity		$ 37,000
Outstanding amount		$ 53,700							$ 57,700
Line of Credit Facility, Interest Rate Description		LIBOR plus a margin
Loan margin percentage		3.90%
$59.0 Million Hellenic Bank Credit Facility [Member] | Tranche A [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Periodic Payment		$ 450
Line of Credit Facility, Number of Repayment Installments		20
Line of Credit Facility, Frequency of Payments		quarterly
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		$ 4,000
Proceeds From Lines of Credit	$ 13,000
$59.0 Million Hellenic Bank Credit Facility [Member] | Tranche B [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Periodic Payment		$ 400
Line of Credit Facility, Number of Repayment Installments		20
Line of Credit Facility, Frequency of Payments		quarterly
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		$ 4,000
Proceeds From Lines of Credit				$ 12,000
$59.0 Million Hellenic Bank Credit Facility [Member] | Tranche C [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Periodic Payment		$ 400
Line of Credit Facility, Number of Repayment Installments		20
Line of Credit Facility, Frequency of Payments		quarterly
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		$ 4,000
Proceeds From Lines of Credit						$ 12,000
$59.0 Million Hellenic Bank Credit Facility [Member] | Amended and restated loan agreement [Member]
Line of Credit Facility [Line Items]
Line of credit facility issuance date		Dec. 10, 2019
Line of credit facility maximum borrowing capacity		$ 22,000
Number of loan tranches		2
Line of Credit Facility, Periodic Payment		$ 375
Line of Credit Facility, Number of Repayment Installments		20
Line of Credit Facility, Frequency of Payments		quarterly
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		$ 3,500
Proceeds From Lines of Credit								$ 22,000